February 17, 2017
Securities and Exchange Commission
Division of Investment Management
100 F. Street NE
Washington, DC 20549
RE:	Thrivent Variable Annuity Account I Initial Form N-4 Registration Statement – File No. 811-21111 Amendment No.
Ladies and Gentlemen:
On behalf of Thrivent Variable Annuity Account I (the “Variable Account”), a separate account established by Thrivent Financial for Lutherans (the “Company”) under Wisconsin insurance code, we hereby electronically file the above-captioned initial registration statement ("Registration Statement") under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (“1940 Act”).
To facilitate the Commission staff's review of the Registration Statement, we submit the information below.
1. Registration Statement
Registrant is filing the Registration Statement for the purpose of registering securities in connection with a new deferred variable annuity contract ("new Contract") to be issued by the Company.
The new Contract is identical in all material respects to the W-BC-FPVA contract ("existing Contract") described in the currently effective prospectus and statement of additional information included in Registration Statement (File No. 333-89488), except as discussed below.
As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:
•   year-end audited financial statements of the Company and the Separate Account,
•  any exhibits required by Form N-4 that have not yet been filed, and
•  any disclosure changes made in response to staff comments.
2. Request for Selective Review
We respectfully request selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) ("Release").
The staff has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.
The Release states that the staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing." The Release further states that "the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date." In view of Registrant's timetable, discussed in 3, below, we would appreciate receiving a prompt communication from the staff regarding the review it will accord the filing.
(a) Similarities to Existing Contract

In support of our request, we respectfully note that the new Contract is identical in all material respects to the existing Contract, except as noted below. Accordingly, we respectfully submit that to the extent the staff has reviewed the existing Contract, it is already familiar with the features of the new Contract.
(b) Primary Differences with Existing Contract
Pursuant to the Release, we note that the primary differences between the new Contract and the existing Contract include:
Investment Advisory Services:
The new Contract is managed within an investment advisory service account. Registered Representatives/Registered Investment Advisor Representatives provide the advisory services. The existing Contract is solely a variable annuity product offered to prospective contract owners without investment advisory services.
Available Subaccounts:
The new Contract offers some Thrivent subaccounts and some external subaccount options. The existing contract offers only Thrivent subaccounts.
Charges:
The charges are different for the new Contract compared to the existing Contract.
Guaranteed Living Withdrawal Benefit (GLWB) Rider:
The new Contract does not offer a GLWB Rider. The existing Contract does offer a GLWB rider.
Optional Death Benefit:
The new Contract offers one optional death benefit, a Maximum Anniversary Death Benefit (MADB) Rider. The existing Contract offers three optional benefits, the Maximum Anniversary Death Benefit (MADB), Premium Accumulation Death Benefit (PADB) , and Earnings Addition Death Benefit (EADB).
3. Timetable for Effectiveness
We would greatly appreciate the staff's efforts in processing the Registration Statement so that we may begin printing the prospectus on or about April 17, 2017, in keeping with a April 30, 2017 launch date for the new Contract.
At the appropriate time, Registrant or its counsel, Carlton Fields Jorden Burt, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. [Registrant and its principal underwriter has authorized its counsel to state on its behalf that it is aware of its obligations under the Securities Act.]
Please feel free to call me at 920-628-2347 with any questions or comments on the filing.
Respectfully,
/s/ Cynthia K. Mueller
Cynthia K. Mueller
Senior Counsel
Enclosures